SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 183,935	$ 92,737	$ 35,161
Loss from operations activity before impairment, government grants and COVID-related concessions	(65,770)	(72,127)	(69,152)
Loss from operations activity	(76,726)	(81,181)	(84,592)
Rent add-back	38,721	27,985
Pre-opening Expenses	(7,493)	(5,814)	(3,894)
Corporate Overhead	(37,862)	(30,678)	(33,426)
Non-Cash compensation expense	(6,886)	(6,224)	(2,397)
Non-recurring public company readiness cost	(7,585)	(3,347)
Provision for tax risks (non-income tax related)	(2,084)	(3,486)
Depreciation and amortization	(32,964)	(31,235)	(21,612)
Impairment and write-off of non-current assets	(12,695)	(11,153)	(19,731)
Government grants	1,739	2,099	1,437
Finance income / (expense), net	(48,230)	(102,824)	(54,660)
Share listing expense	(74,426)	0	0
Non operational income	5,743	1,126	2,214
Income tax expense	(4,442)	(2,844)	(2,265)
Net loss for the period	(198,082)	(185,723)	(139,303)
Rent add-back			20,760
Income from COVID-related concessions	0	0	2,854
Operating segments
Disclosure of operating segments [line items]
Revenue	183,935	92,737	35,161
Gross Operating Profit / (Loss)	32,405	12,579	(1,783)
Loss from operations activity before impairment, government grants and COVID-related concessions	29,106	8,657	(7,823)
Rent	(38,721)	(27,985)	(20,760)
Loss from operations activity	(9,615)	(19,327)	(28,583)
Operating segments | Mexico
Disclosure of operating segments [line items]
Revenue	29,764	21,909	6,385
Gross Operating Profit / (Loss)	7,483	4,275	(565)
Loss from operations activity before impairment, government grants and COVID-related concessions	7,954	4,081	(1,538)
Rent	(4,779)	(5,470)	(5,114)
Loss from operations activity	3,175	(1,390)	(6,652)
Operating segments | South America
Disclosure of operating segments [line items]
Revenue	38,081	17,202	10,561
Gross Operating Profit / (Loss)	10,341	2,641	43
Loss from operations activity before impairment, government grants and COVID-related concessions	9,113	1,391	(1,663)
Rent	(9,947)	(6,586)	(5,013)
Loss from operations activity	(835)	(5,194)	(6,676)
Operating segments | North America
Disclosure of operating segments [line items]
Revenue	21,203	11,635	3,225
Gross Operating Profit / (Loss)	2,437	320	(613)
Loss from operations activity before impairment, government grants and COVID-related concessions	192	(1,428)	(2,644)
Rent	(6,961)	(4,194)	(3,574)
Loss from operations activity	(6,769)	(5,622)	(6,219)
Operating segments | Central America
Disclosure of operating segments [line items]
Revenue	36,108	22,699	10,176
Gross Operating Profit / (Loss)	8,080	4,888	461
Loss from operations activity before impairment, government grants and COVID-related concessions	8,665	4,626	12
Rent	(4,130)	(3,401)	(2,236)
Loss from operations activity	4,536	1,225	(2,224)
Operating segments | Europe & Africa
Disclosure of operating segments [line items]
Revenue	21,253	11,541	5,993
Gross Operating Profit / (Loss)	4,111	1,730	(958)
Loss from operations activity before impairment, government grants and COVID-related concessions	3,986	1,353	(1,795)
Rent	(8,092)	(6,158)	(4,551)
Loss from operations activity	(4,106)	(4,805)	(6,347)
Operating segments | Israel
Disclosure of operating segments [line items]
Revenue	25,215	6,624	676
Gross Operating Profit / (Loss)	2,372	106	(150)
Loss from operations activity before impairment, government grants and COVID-related concessions	1,779	15	(195)
Rent	(4,402)	(2,176)	(271)
Loss from operations activity	(2,623)	(2,160)	(466)
Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	3,070	3	0
Gross Operating Profit / (Loss)	497	(5)	0
Loss from operations activity before impairment, government grants and COVID-related concessions	332	(5)	0
Rent	(410)	0	0
Loss from operations activity	(78)	(5)	0
Operating segments | Operative Locations
Disclosure of operating segments [line items]
Revenue	174,695	91,613	37,016
Gross Operating Profit / (Loss)	35,320	13,955	(1,783)
Loss from operations activity before impairment, government grants and COVID-related concessions	32,021	10,033	(7,823)
Rent	(38,721)	(27,985)	(20,760)
Loss from operations activity	(6,700)	(17,952)	(28,583)
Operating segments | Remote Year
Disclosure of operating segments [line items]
Revenue	10,422	4,522	0
Gross Operating Profit / (Loss)	(2,915)	(1,375)	0
Loss from operations activity before impairment, government grants and COVID-related concessions	(2,915)	(1,375)	0
Rent	0	0	0
Loss from operations activity	(2,915)	(1,375)	0
Adjustments
Disclosure of operating segments [line items]
Revenue	(1,182)	(3,397)	(1,856)
Gross Operating Profit / (Loss)	0	0	0
Loss from operations activity before impairment, government grants and COVID-related concessions	0	0	0
Rent	0	0	0
Loss from operations activity	0	0	0
Rooms
Disclosure of operating segments [line items]
Revenue	108,602	51,335	22,797
Rooms | Operating segments
Disclosure of operating segments [line items]
Revenue	108,602	51,335	22,797
Gross Operating Profit / (Loss)	35,441	13,239	(956)
Rooms | Operating segments | Mexico
Disclosure of operating segments [line items]
Revenue	15,919	10,264	4,215
Gross Operating Profit / (Loss)	7,083	4,128	(508)
Rooms | Operating segments | South America
Disclosure of operating segments [line items]
Revenue	25,013	10,121	6,485
Gross Operating Profit / (Loss)	8,893	2,078	485
Rooms | Operating segments | North America
Disclosure of operating segments [line items]
Revenue	14,660	6,576	2,254
Gross Operating Profit / (Loss)	3,731	1,505	(742)
Rooms | Operating segments | Central America
Disclosure of operating segments [line items]
Revenue	17,358	11,250	5,354
Gross Operating Profit / (Loss)	6,740	3,887	828
Rooms | Operating segments | Europe & Africa
Disclosure of operating segments [line items]
Revenue	15,269	7,673	2,713
Gross Operating Profit / (Loss)	4,338	862	(1,025)
Rooms | Operating segments | Israel
Disclosure of operating segments [line items]
Revenue	17,505	4,407	439
Gross Operating Profit / (Loss)	4,084	784	7
Rooms | Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	2,256	3	0
Gross Operating Profit / (Loss)	571	(5)	0
Rooms | Operating segments | Operative Locations
Disclosure of operating segments [line items]
Revenue	107,979	50,293	21,459
Gross Operating Profit / (Loss)	35,441	13,239	(956)
Rooms | Operating segments | Remote Year
Disclosure of operating segments [line items]
Revenue	0	0	0
Gross Operating Profit / (Loss)	0	0	0
Rooms | Adjustments
Disclosure of operating segments [line items]
Revenue	623	1,042	1,338
Gross Operating Profit / (Loss)	0	0	0
Food & Beverage | Operating segments
Disclosure of operating segments [line items]
Revenue	50,192	31,361	9,939
Gross Operating Profit / (Loss)	(8,126)	(5,264)	(4,922)
Food & Beverage | Operating segments | Mexico
Disclosure of operating segments [line items]
Revenue	11,400	10,093	1,335
Gross Operating Profit / (Loss)	(1,045)	(694)	(693)
Food & Beverage | Operating segments | South America
Disclosure of operating segments [line items]
Revenue	9,026	4,626	2,453
Gross Operating Profit / (Loss)	(727)	(1,157)	(1,543)
Food & Beverage | Operating segments | North America
Disclosure of operating segments [line items]
Revenue	5,448	4,576	350
Gross Operating Profit / (Loss)	(2,384)	(1,665)	(490)
Food & Beverage | Operating segments | Central America
Disclosure of operating segments [line items]
Revenue	12,859	8,161	3,332
Gross Operating Profit / (Loss)	(517)	(329)	(916)
Food & Beverage | Operating segments | Europe & Africa
Disclosure of operating segments [line items]
Revenue	4,542	2,137	1,978
Gross Operating Profit / (Loss)	(1,300)	(664)	(1,122)
Food & Beverage | Operating segments | Israel
Disclosure of operating segments [line items]
Revenue	6,678	1,818	231
Gross Operating Profit / (Loss)	(1,909)	(756)	(158)
Food & Beverage | Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	622	0	0
Gross Operating Profit / (Loss)	(244)	0	0
Food & Beverage | Operating segments | Operative Locations
Disclosure of operating segments [line items]
Revenue	50,576	31,410	9,678
Gross Operating Profit / (Loss)	(8,126)	(5,264)	(4,922)
Food & Beverage | Operating segments | Remote Year
Disclosure of operating segments [line items]
Revenue	0	0	0
Gross Operating Profit / (Loss)	0	0	0
Food & Beverage | Adjustments
Disclosure of operating segments [line items]
Revenue	(384)	(49)	261
Gross Operating Profit / (Loss)	0	0	0
Other | Operating segments
Disclosure of operating segments [line items]
Revenue	25,141	10,041	2,425
Gross Operating Profit / (Loss)	5,091	4,604	4,096
Other | Operating segments | Mexico
Disclosure of operating segments [line items]
Revenue	2,446	1,552	835
Gross Operating Profit / (Loss)	1,446
Loss from operations activity		841	637
Other | Operating segments | South America
Disclosure of operating segments [line items]
Revenue	4,043	2,455	1,624
Gross Operating Profit / (Loss)	2,174
Loss from operations activity		1,719	1,101
Other | Operating segments | North America
Disclosure of operating segments [line items]
Revenue	1,095	483	621
Gross Operating Profit / (Loss)	1,089
Loss from operations activity		480	619
Other | Operating segments | Central America
Disclosure of operating segments [line items]
Revenue	5,891	3,289	1,491
Gross Operating Profit / (Loss)	1,858
Loss from operations activity		1,330	549
Other | Operating segments | Europe & Africa
Disclosure of operating segments [line items]
Revenue	1,442	1,732	1,302
Gross Operating Profit / (Loss)	1,073
Loss from operations activity		1,532	1,190
Other | Operating segments | Israel
Disclosure of operating segments [line items]
Revenue	1,032	398	6
Gross Operating Profit / (Loss)	196
Loss from operations activity		77	1
Other | Operating segments | APAC
Disclosure of operating segments [line items]
Revenue	192	0	0
Gross Operating Profit / (Loss)	170
Loss from operations activity		0	0
Other | Operating segments | Operative Locations
Disclosure of operating segments [line items]
Revenue	16,140	9,909	5,880
Gross Operating Profit / (Loss)	8,006
Loss from operations activity		5,979	4,096
Other | Operating segments | Remote Year
Disclosure of operating segments [line items]
Revenue	10,422	4,522	0
Gross Operating Profit / (Loss)	(2,915)
Loss from operations activity		(1,375)	0
Other | Adjustments
Disclosure of operating segments [line items]
Revenue	(1,421)	(4,390)	(3,455)
Gross Operating Profit / (Loss)	$ 0
Loss from operations activity		$ 0	$ 0